Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Patent rights (available for use)	Patent rights (not yet available for use)	Total
	(note i)	(note ii)
COST
As of January 1, 2021	$375	$11,000	$11,375
Addition	—	7,500	7,500
As of December 31, 2021, 2022 and 2023	375	18,500	18,875
AMORTIZATION AND IMPAIRMENT
As of January 1, 2021	(57)	(1,000)	(1,057)
Charge for the year	(20)	—	(20)
Impairment loss recognized	—	(3,000)	(3,000)
As of December 31, 2021	(77)	(4,000)	(4,077)
Charge for the year	(20)	—	(20)
As of December 31, 2022	(97)	(4,000)	(4,097)
Charge for the year	(21)	—	(21)
As of December 31, 2023	(118)	(4,000)	(4,118)
CARRYING VALUES
As of December 31, 2021	$298	$14,500	$14,798
As of December 31, 2022	$278	$14,500	$14,778
As of December 31, 2023	$257	$14,500	$14,757

Notes:

(i)
The patent rights grant the Group the right to use certain scientific data for research and manufacture of pipelines, namely APL-501, APL-502 and APL-509.
(ii)
These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2021, 2022 and 2023, patent rights with carrying amount of $3,000, nil, and nil were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.